Document and Entity Information	Sep. 29, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001818643
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 29, 2025
Entity Registrant Name	Phoenix Energy One, LLC
Entity Incorporation State Country Code	DE
Entity File Number	333-282862
Entity Tax Identification Number	83-4526672
Entity Address, Address Line One	18575 Jamboree Road
Entity Address, Address Line Two	Suite 830
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	(949)
Local Phone Number	416-5037
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series A Cumulative Redeemable Preferred Shares
Trading Symbol	PHXE.P
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false